Elements U.S. Portfolio
Elements U.S. Portfolio
Investment Objective
The Elements U.S. Portfolio’s (the “Portfolio”) investment objective is to seek long-term capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Fund Operating Expenses<br/>(expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Elements U.S. Portfolio Elements U.S. Portfolio
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.52%

Example.
This Example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Elements U.S. Portfolio | Elements U.S. Portfolio | USD ($)	53	167	291	653

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Elements U.S. Portfolio | Elements U.S. Portfolio | USD ($)	53	167	291	653

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. For the fiscal year ended May 31, 2018, the Portfolio’s portfolio turnover rate was 21.56%.
Principal Investment Strategies
The Portfolio seeks to capture the equity risk premium by investing in a broad and diverse group of securities of U.S. companies. The “equity risk premium” is positive if investment returns for equity securities exceed the risk-free rate, on average and over time. The “risk-free rate” is the rate of return that can be earned on high quality, short-term government debt securities. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

The Portfolio is constructed from a market capitalization-weighted portfolio of U.S. operating companies listed on the NYSE, NYSE MKT LLC, Nasdaq Global Market®, Nasdaq Capital Market® and such other U.S. national securities exchanges deemed appropriate by the Adviser. This market capitalization-weighted portfolio is referred to as the “Universe of U.S. Companies.”

Market capitalization weighting means that, in general, the higher the relative market capitalization (number of outstanding shares multiplied by the market price per share) of a particular U.S. company, the greater its representation in the Universe of U.S. Companies. The representation of an eligible company in the Universe of U.S. Companies may also be adjusted by the Adviser for free float. Adjustment for free float modifies market capitalization weighting to exclude, in whole or in part, the share capital of a company that is not freely available for trading in the public equity markets, such as, for example, shares held by certain strategic investors (e.g., governments, controlling shareholders and management), treasury shares or shares subject to foreign ownership restrictions.

After determining the Universe of U.S. Companies, the Adviser adjusts the allocation of the Portfolio to increase the Portfolio’s exposure to companies that exhibit certain properties, generally referred to as “factors,” that the Adviser believes may contribute to a positive equity risk premium. These factors currently include small size, value, momentum or quality. The Adviser may also adjust the representation of an eligible company in the Portfolio, or exclude a company, after considering such other factors as the Adviser determines to be appropriate from time to time, and may in the future cease to make such adjustments for any or all of small size, value, momentum or quality.

Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies tied economically to the United States, either directly or indirectly (e.g., through derivatives). See “Investment Objectives, Strategies and Risks — More Information Regarding Investment Strategies — Name Policies” below.

The Portfolio invests significantly in common stocks, either directly or indirectly, including through derivative instruments such as equity index futures contracts or options on equity index futures contracts, equity swaps or equity index swaps, or equity options or equity index options. The Portfolio also uses derivatives for hedging purposes, to maintain liquidity or to earn an enhanced return. In addition, the Portfolio enters into securities lending transactions and may enter into similar transactions such as reverse repurchase transactions with its portfolio securities to generate additional income. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. A portion of the Portfolio’s assets may be held in cash or cash-equivalent investments, including, but not limited to, money market funds. The Portfolio may also invest in exchange-traded funds or other pooled investment vehicles.

The Adviser may consider the tax consequences of the Portfolio’s investment strategy, but there is no assurance that the Portfolio will be successfully managed in a tax-advantaged manner.
Principal Investment Risks
The following is a summary of certain risks of investing in the Portfolio. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Market Risk. Economic, political and issuer-specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, you may lose money, even over the long term.

Smaller Company Risk. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies.

Factor Risk. In addition to smaller company risk, securities of companies that exhibit other factors such as value, momentum or quality are expected to be riskier than securities of companies that do not exhibit those factors, and may perform differently from the market as a whole. The Portfolio’s increased exposure to companies that demonstrate these or other factors may cause the Portfolio to underperform funds that use different investment strategies.

Derivatives Risk. Derivatives are financial contracts whose value is derived from that of an underlying security or index or other reference asset. To the extent the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative, including the risk that the counterparty to the derivative is unable or unwilling to perform its obligations. Derivatives are subject to a number of additional risks including risks associated with the potential illiquidity of the derivative, changes in interest rates, market movements and the possibility of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, and the Portfolio could lose more than the amount invested in a derivative.

Securities Lending Risk. Securities lending and similar transactions involve the risk that the counterparty may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering securities. The Portfolio could also lose money if the value of collateral securing a securities loan or similar transaction, including the value of investments made with cash collateral, falls.

Non-Diversification Risk. The Portfolio is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Portfolio may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Portfolio invests a higher percentage of its assets in the securities of a single issuer, the Portfolio is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
In the future, this section will show how the Portfolio’s total return has varied from year-to-year, along with a broad-based market index for reference. Past performance (before and after taxes) is not an indication of future performance. Because the Portfolio has not operated for a full calendar year as of the date of this prospectus, there is no past performance to report. Performance data current to the most recent month-end may be obtained by calling (855) 609-3680.